Pathfinder Disciplined US Equity ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 8.8%
Alphabet, Inc. - Class A	12,286	$ 4,672,857
Alphabet, Inc. - Class C	9,310	3,504,563
AT&T, Inc.	46,022	1,141,346
EchoStar Corp. - Class A (a)	1,928	249,079
Meta Platforms, Inc. - Class A	4,022	2,543,955
		12,111,800

Consumer Discretionary - 14.6%
Amazon.com, Inc. (a)	30,835	8,345,184
Booking Holdings, Inc.	12,250	2,051,017
Deckers Outdoor Corp. (a)	5,880	669,438
eBay, Inc.	8,411	919,070
Ford Motor Co.	108,660	1,895,030
Hasbro, Inc.	7,501	646,361
Las Vegas Sands Corp.	19,117	966,747
Ross Stores, Inc.	7,460	1,728,706
Tesla, Inc. (a)	3,920	1,708,297
TJX Cos., Inc.	7,825	1,210,919
		20,140,769

Consumer Staples - 2.4%
Archer-Daniels-Midland Co.	4,998	398,740
Estee Lauder Cos., Inc. - Class A	5,880	523,026
Monster Beverage Corp. (a)	14,720	1,296,538
Philip Morris International, Inc.	6,262	1,110,753
		3,329,057

Energy - 1.8%
Chevron Corp.	9,800	1,788,108
Valero Energy Corp.	2,993	732,746
		2,520,854

Financials - 11.8%
Ameriprise Financial, Inc.	2,450	1,091,990
Bank of America Corp.	30,849	1,591,808
Bank of New York Mellon Corp.	4,526	631,060
Charles Schwab Corp.	11,747	1,026,101
Chubb Ltd.	4,900	1,527,477
Cincinnati Financial Corp.	3,087	485,956
Citigroup, Inc.	24,469	3,080,647
JPMorgan Chase & Co.	3,465	1,037,109
Mastercard, Inc. - Class A	5,880	2,904,602
Northern Trust Corp.	8,632	1,428,164
State Street Corp.	8,898	1,384,885
		16,189,799

Health Care - 7.9%
AbbVie, Inc.	10,290	2,240,339
Bristol-Myers Squibb Co.	53	3,030
Eli Lilly & Co.	554	612,170
HCA Healthcare, Inc.	5,390	2,040,331
Incyte Corp. (a)	2,850	275,709

Johnson & Johnson	5,780	1,302,407
McKesson Corp.	511	379,387
Merck & Co., Inc.	19,437	2,307,561
Regeneron Pharmaceuticals, Inc.	1,399	860,077
UnitedHealth Group, Inc.	846	321,742
Universal Health Services, Inc. - Class B	1,047	152,977
West Pharmaceutical Services, Inc.	1,297	418,685
		10,914,415

Industrials - 8.1%
Boeing Co. (a)	10,780	2,491,797
Cummins, Inc.	3,430	2,217,941
Delta Air Lines, Inc.	12,825	1,057,806
FedEx Corp.	4,856	1,999,458
GE Vernova, Inc.	490	474,477
JB Hunt Transport Services, Inc.	1,451	401,100
Lockheed Martin Corp.	1,960	1,039,682
Southwest Airlines Co.	11,455	491,992
United Airlines Holdings, Inc. (a)	2,450	281,260
Waste Management, Inc.	2,969	627,825
		11,083,338

Information Technology - 39.9% (b)
Advanced Micro Devices, Inc. (a)	5,748	2,966,543
Apple, Inc.	27,402	8,551,068
Arista Networks, Inc. (a)	3,920	625,122
Broadcom, Inc.	13,260	5,924,170
Ciena Corp. (a)	520	301,720
Corning, Inc.	4,410	798,916
Intel Corp. (a)	6,860	786,705
Jabil, Inc.	2,575	938,742
Lam Research Corp.	3,904	1,242,175
Lumentum Holdings, Inc. (a)	385	329,160
Micron Technology, Inc.	5,390	5,233,690
Microsoft Corp.	15,883	7,151,162
Monolithic Power Systems, Inc.	279	436,973
NVIDIA Corp.	64,122	13,538,719
Oracle Corp.	3,430	774,425
Palantir Technologies, Inc. - Class A (a)	7,008	1,097,032
Sandisk Corp. (a)	980	1,661,080
Seagate Technology Holdings PLC	1,305	1,148,139
Western Digital Corp.	2,531	1,344,492
		54,850,033

Materials - 1.9%
CF Industries Holdings, Inc.	8,650	971,827
Freeport-McMoRan, Inc.	11,270	740,552
Newmont Corp.	7,825	859,263
Solstice Advanced Materials, Inc.	16	1,348
		2,572,990

Utilities - 2.6%
DTE Energy Co.	2,450	350,032
Entergy Corp.	5,521	602,065
Eversource Energy	18,627	1,271,665
Vistra Corp.	8,330	1,334,716
		3,558,478
TOTAL COMMON STOCKS (Cost $122,785,407)		137,271,533

RIGHTS - 0.0% (c)	Shares		Value
Financials - 0.0% (c)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	12,251		0
TOTAL RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (e)	285,548		285,548
TOTAL MONEY MARKET FUNDS (Cost $285,548)			285,548

TOTAL INVESTMENTS - 100.0% (Cost $123,070,955)			137,557,081
Other Assets in Excess of Liabilities - 0.0% (c)		0.00030	41,331
TOTAL NET ASSETS - 100.0%			$ 137,598,412

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Pathfinder Disciplined US Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 137,271,533	$ –	$ –	$ 137,271,533
Rights	–	–	-	-
Money Market Funds	285,548	–	–	285,548
Total Investments	$ 137,557,081	$ –	$ 0	$ 137,557,081

Refer to the Schedule of Investments for further disaggregation of investment categories.